Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ 927	$ (510)
(-) IR/CS	(316)	173
Impact of Hedge Operations on Subsidiaries	611	$ (337)
OCI [Member]
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	1,437
(-) IR/CS	(489)
Impact of Hedge Operations on Subsidiaries	$ 948